LOSS FOR THE YEAR ON DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Basic weighted average number of ordinary shares	86,486,409	91,858,813	92,647,091
Diluted weighted average number of ordinary shares	107,510,179	113,197,598	109,631,172
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the year on discontinued operations	$ (1,609)	$ (62,042)	$ (391)
Basic weighted average number of ordinary shares	86,486,409	91,858,813	92,647,091
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic weighted average number of ordinary shares	21,621,602	22,964,703	23,161,773
Diluted weighted average number of ordinary shares	26,877,544	28,299,399	27,407,793